THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
OCTOBER 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.2%

	Shares	Value (000)

BELGIUM — 1.3%

REAL ESTATE — 1.3%
VGP	10,363	$787

		787

CANADA — 3.1%

MATERIALS — 3.1%
Franco-Nevada	15,102	1,866

		1,866

FRANCE — 1.8%

CONSUMER DISCRETIONARY — 1.8%
LVMH Moet Hennessy Louis Vuitton ADR	8,712	1,100

		1,100

HONG KONG — 1.8%

FINANCIALS — 1.8%
AIA Group	144,334	1,093

		1,093

IRELAND — 2.2%

INFORMATION TECHNOLOGY — 2.2%
Accenture PLC, Cl A	4,682	1,329

		1,329

ISRAEL — 0.4%

CONSUMER DISCRETIONARY — 0.4%
Fiverr International *	7,763	240

		240

JAPAN — 4.6%

FINANCIALS — 2.3%
Sumitomo Mitsui Financial Group	49,634	1,393

INDUSTRIALS — 2.3%
FANUC	10,756	1,420

		2,813

NETHERLANDS — 1.4%

INFORMATION TECHNOLOGY — 1.4%
ASML Holding, Cl G	1,846	872

		872

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
OCTOBER 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

	Shares	Value (000)

SPAIN — 1.9%
CONSUMER DISCRETIONARY — 1.9%
Industria de Diseno Textil	51,558	$1,169

		1,169

SWITZERLAND — 6.9%
CONSUMER STAPLES — 3.3%
Nestle ADR	18,223	1,981

HEALTH CARE — 2.1%
Novartis ADR	15,478	1,256

INDUSTRIALS — 1.5%
ABB ADR	33,820	941

		4,178

UNITED KINGDOM — 5.4%
ENERGY — 3.7%
Shell PLC ADR	40,436	2,249

FINANCIALS — 1.7%
London Stock Exchange Group	11,992	1,041

		3,290

UNITED STATES — 61.4%
COMMUNICATION SERVICES — 6.1%
Alphabet, Cl C *	13,389	1,267
Verizon Communications	37,238	1,392
Walt Disney *	9,755	1,039

		3,698

CONSUMER DISCRETIONARY — 4.5%
Amazon.com *	6,610	677
NIKE, Cl B	11,743	1,088
Stitch Fix, Cl A *	39,467	158
Target	4,637	762

		2,685

CONSUMER STAPLES — 2.7%
Costco Wholesale	1,701	853
Estee Lauder, Cl A	4,049	812

		1,665

ENERGY — 7.6%
ChampionX	31,266	895
EOG Resources	15,626	2,133
Schlumberger	30,588	1,592

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
OCTOBER 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

	Shares	Value (000)

		$4,620

FINANCIALS — 8.4%
Berkshire Hathaway, Cl B *	4,041	1,192
Goldman Sachs Group	6,765	2,331
JPMorgan Chase	12,378	1,558

		5,081

HEALTH CARE — 10.8%
CryoPort *	12,175	338
CVS Health	16,597	1,572
Illumina *	5,814	1,330
Intellia Therapeutics *	19,715	1,041
Regeneron Pharmaceuticals *	3,010	2,254

		6,535

INDUSTRIALS — 2.4%
Kadant	8,167	1,453

INFORMATION TECHNOLOGY — 14.9%
Apple	8,188	1,256
Cadence Design Systems *	10,628	1,609
Cognex	27,442	1,269
Impinj *	20,703	2,373
NVIDIA	4,189	565
Snowflake, Cl A *	3,949	633
Splunk *	7,621	633
Visa, Cl A	3,916	811

		9,149

REAL ESTATE — 0.8%
Terreno Realty ‡	8,050	460

UTILITIES — 3.2%
American Electric Power	22,055	1,939

		37,285

TOTAL COMMON STOCK
(Cost $56,443)		56,022

TOTAL INVESTMENTS— 92.2%
(Cost $56,443)		$56,022

Percentages are based on Net Assets of $60,740 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
OCTOBER 31, 2022
(Unaudited)

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of October 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

CCT-QH-001-0500